Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Schedule of outstanding stock options
	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year	3,550,000	$0.37	3,280,000	$0.40	3,871,500	$0.40
Granted	840,000	$0.50	750,000	$0.30	850,000	$0.35
Exercised	(576,000)	$0.31	-	-	-	-
Cancellation for share appreciation rights	(280,000)	$0.30	-	-	-	-
Forfeited	(140,000)	$0.39	(12,000)	$0.35	(202,500)	$0.45
Expired	(184,000)	$0.42	(468,000)	$0.50	(1,239,000)	$0.40
Outstanding balance, end of year	3,210,000	$0.42	3,550,000	$0.35	3,280,000	$0.40

Exercise price range		$0.30 - $0.55		$0.25 - $0.50		$0.25 - $0.50

Summarizes information about stock options exercisable and outstanding
		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)

$0.40	720,000	0.51	$0.40	720,000	0.51	$0.40
$0.50	410,000	1.42	$0.50	410,000	1.42	$0.50
$0.40	520,000	2.49	$0.40	520,000	2.49	$0.40
$0.275	200,000	2.86	$0.275	200,000	2.86	$0.275
$0.35	140,000	3.14	$0.35	112,000	3.14	$0.35
$0.40	60,000	3.22	$0.40	48,000	3.22	$0.40
$0.30	400,000	3.49	$0.30	320,000	3.49	$0.30
$0.50	680,000	4.49	$0.50	340,000	4.49	$0.50
$0.55	80,000	4.63	$0.55	20,000	4.63	$0.55
$0.42	3,210,000	2.58	$0.42	2,690,000	2.25	$0.42

		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2019	(Number of Years)	(CAD$)	Dec 31, 2019	(Number of Years)	(CAD$)

$0.30	740,000	0.94	$0.30	740,000	0.94	$0.30
$0.40	720,000	1.52	$0.40	720,000	1.52	$0.40
$0.50	410,000	2.42	$0.50	410,000	2.42	$0.50
$0.45	100,000	2.70	$0.45	100,000	2.70	$0.45
$0.40	640,000	3.49	$0.40	512,000	3.49	$0.40
$0.275	200,000	3.87	$0.275	120,000	3.87	$0.275
$0.35	140,000	4.15	$0.35	56,000	4.15	$0.35
$0.40	60,000	4.22	$0.40	24,000	4.22	$0.40
$0.30	540,000	4.49	$0.30	216,000	4.49	$0.30
	3,550,000	2.62	$0.35	2,898,000	2.28	$0.40

Schedule of share-based payments recognized
	2020	2019	2018

Directors and officers	$148	$101	$118
Employees	3	-	-
Consultants	19	19	-

	$170	$120	$118

Schedule of share-based payments for stock option grants
	2020	2019	2018

Number of stock options granted	840,000	750,000	850,000
Fair value of stock options granted (CAD$)	$0.31	$0.20	$0.20

Market price of shares on grant date (CAD$)	$0.48	$0.30	$0.25
Pre-vest forfeiture rate	13.27%	13.81%	16.09%
Risk-free interest rate	0.33%	1.44%	2.10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	94%	105%	119%
Expected option life in years	3.98	4.22	4.22

Schedule of outstanding warrants
At December 31, 2020, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2019	Issued	Exercised	Expired	2020

$0.30	July 23, 2021 (1)	301,624	-	-	-	301,624

$0.65	October 7, 2022 (2)	-	4,000,000	-	-	4,000,000

$0.65	November 12, 2022 (2)	-	6,500,000	-	-	6,500,000

$0.65	November 12, 2022 (2), (3)	-	385,200	-	-	385,200

		301,624	10,885,200	-	-	11,186,824

(1)	As these warrants are agent’s warrants, a fair value of $33,110 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 89%, risk-free rate 1.44%, expected life 2 years, and expected dividend yield 0%.

(2)	If the closing market price of the common shares is at a price equal to or greater than CAD$1.00 for a period of 10 consecutive trading days on the Toronto Stock Exchange, the Company will have the right to accelerate the expiry date of the warrants by giving written notice to the warrant holders that the warrants will expire on the date that is not less than 30 days from the date notice is provided by the Company to the warrant holders.

(3)	As these warrants are agent’s warrants, a fair value of $126,560 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 105%, risk-free rate 0.26%, expected life 2 years, and expected dividend yield 0%.

At December 31, 2019, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2018	Issued	Exercised	Expired	2019

$0.60	March 3, 2019	1,770,515	-	-	(1,770,515)	-

$0.60	March 14, 2019	499,444	-	-	(499,444)	-

$0.60	March 14, 2019 (1)	31,111	-	-	(31,111)	-

$0.60	April 21, 2019 (2)	50,000	-	-	(50,000)	-

$0.30	July 23, 2021 (3)	-	301,624	-	-	301,624

		2,351,070	301,624	-	(2,351,070)	301,624

(1)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(2)	As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(3)	As these warrants are agent’s warrants, a fair value of $33,110 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 89%, risk-free rate 1.44%, expected life 2 years, and expected dividend yield 0%.

At December 31, 2018, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2017	Issued	Exercised	Expired	2018

$0.50	July 31, 2018 (1), (7)	1,690,000	-	-	(1,690,000)	-

$0.75	September 18, 2018 (1)	1,050,811	-	-	(1,050,811)	-

$0.75	September 18, 2018 (1), (2)	132,344	-	-	(132,344)	-

$0.75	October 3, 2018 (1)	830,750	-	-	(830,750)	-

$0.75	October 3, 2018 (1), (3)	12,145	-	-	(12,145)	-

$0.40	September 21, 2018	1,066,555	-	-	(1,066,555)	-

$0.40	September 21, 2018 (4)	107,302	-	-	(107,302)	-

$0.60	March 3, 2019 (8)	1,770,515	-	-	-	1,770,515

$0.60	March 14, 2019 (8)	499,444	-	-	-	499,444

$0.60	March 14, 2019 (5), (8)	31,111	-	-	-	31,111

$0.60	April 21, 2019 (6)	50,000	-	-	-	50,000

		7,240,977	-	-	(4,889,907)	2,351,070

(1)	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2)	As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3)	As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4)	As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6)	As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7)	On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018, which expired unexercised.

(8)	These warrants expired unexercised on their respective expiry dates in 2019.

Schedule of common shares reserved for issuance
	Number of Shares
	December 31,
	2020	2019	2018

Stock options (Note 11(c))	3,210,000	3,550,000	3,280,000
Warrants (Note 11(d))	11,186,824	301,624	2,351,071

Balance	14,396,824	3,851,624	5,631,071